Financial Risk Management - Summary of Breakdown of the Financial Assets (Detail) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 188,009	$ 100,190	$ 78,280
Current Trade Receivable [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	28,983
Current Trade Receivable [member] | Less than three months past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19,720
Current Trade Receivable [member] | Between three and six months past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,926
Current Trade Receivable [member] | More than six months past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,337
Other Current Receivables [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,098
Other Current Receivables [member] | Less than three months past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,262
Other Current Receivables [member] | Between three and six months past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	48
Other Current Receivables [member] | More than six months past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 788